Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 28, 2013
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Massachusetts Municipal Fund
Central Index Key	dei_EntityCentralIndexKey	0001357433
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2013
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013